Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of macro-hedges - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	$ 2,034,951	$ 1,430,785
Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	2,034,951	1,430,785
Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,134,951	994,835
Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	900,000	435,950
Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,134,951	1,180,785
Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	900,000	250,000
Demand [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Demand [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Demand [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Demand [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Demand [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Demand [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Up To One Month [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Between 1 and 3 month [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		109,298
Between 1 and 3 month [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		109,298
Between 1 and 3 month [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		9,298
Between 1 and 3 month [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
Between 1 and 3 month [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		9,298
Between 1 and 3 month [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
Between 3 and 12 months [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		623,347
Between 3 and 12 months [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		623,347
Between 3 and 12 months [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		573,347
Between 3 and 12 months [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		50,000
Between 3 and 12 months [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		573,347
Between 3 and 12 months [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		50,000
Between 1 and 3 years [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,476,481
Between 1 and 3 years [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	1,476,481
Between 1 and 3 years [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	576,481
Between 1 and 3 years [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	900,000
Between 1 and 3 years [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	576,481
Between 1 and 3 years [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	900,000
Between 3 and 5 years [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
Between 3 and 5 years [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
Between 3 and 5 years [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges
Between 3 and 5 years [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
Between 3 and 5 years [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges
Between 3 and 5 years [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges		100,000
More than 5 years [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470	598,140
More than 5 years [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470	598,140
More than 5 years [Member] | Mortgage Loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges	558,470	412,190
More than 5 years [Member] | Commercial loans [Member] | Loans and accounts receivable at amortized cost [Member]
Loans and account receivable at amortised cost
Macro-hedges		185,950
More than 5 years [Member] | Cross currency swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges	$ 558,470	598,140
More than 5 years [Member] | Interest rate swaps [Member] | Hedging instrument [Member]
Loans and account receivable at amortised cost
Macro-hedges